Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,034,885)	$ (405,939)	$ (3,896,531)	$ (1,088,193)	$ (2,652,626)	$ (1,547,598)
Accumulated deficit	$ (13,936,898)		$ (13,936,898)		$ (10,040,367)	$ (7,499,045)